Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company
27.	Condensed Financial Information of the Parent Company
The following is the condensed financial information of the parent Company on a parent company only basis.
Condensed balance sheets

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Assets:
Current assets
Cash	101	4,294	658
Restricted cash	—	5,546	850
Short-term investments	—	165,381	25,346
Amounts due from subsidiaries	—	78,007	11,955

Total current assets	101	253,228	38,809

Non-current assets
Amounts due from SBCVC	18,392	—	—
Investments in subsidiaries, VIE and VIE’s subsidiaries	253,189	303,061	46,446

Total non-current assets	271,581	303,061	46,446

Total Assets	271,682	556,289	85,255

Liabilities, Mezzanine equity and Shareholders’ deficit:
Non-current liabilities:
Amounts due to subsidiaries	20,001	—	—

Total liabilities	20,001	—	—

Mezzanine equity:
Series A redeemable convertible preferred shares (US$0.0001 par value; 1,335,370 shares and nil authorized, issued and outstanding as of December 31, 2019 and 2020)	46,130	—	—
Series B redeemable convertible preferred shares (US$0.0001 par value; 9,500,030 shares and nil authorized, issued and outstanding as of December 31, 2019 and 2020)	332,251	—	—
Series C-1 redeemable convertible preferred shares (US$0.0001 par value; 5,107,720 shares and nil authorized, issued and outstanding as of December 31, 2019 and 2020)	193,609	—	—
Series C-2 redeemable convertible preferred shares (US$0.0001 par value; 2,377,370 shares and nil authorized, issued and outstanding as of December 31, 2019 and 2020)	96,569	—	—
Series D redeemable convertible preferred shares (US$0.0001 par value; 5,810,610 shares and nil authorized, issued and outstanding as of December 31, 2019 and 2020)	362,442	—	—

Total Mezzanine equity	1,031,001	—	—

Shareholders’ (deficit)/equity:
Ordinary shares (US$0.0001 par value; 475,868,900 shares authorized, 24,475,310 shares issued, and 14,972,760 shares outstanding as of December 31, 2019; 300,000,000 Class A ordinary shares authorized, 46,097,880 shares issued, and 36,595,330 shares outstanding as of December 31, 2020; 6,296,630 Class B ordinary shares authorized, issued and outstanding as of December 31, 2020; 193,703,370 shares (undesignated) authorized, nil shares (undesignated) issued and outstanding as of December 31, 2020)	17	36	6
Additional paid-in capital	434,151	1,779,923	272,785
Accumulated deficit	(1,212,257)	(1,208,827)	(185,261)
Accumulated other comprehensive loss	(1,231)	(14,843)	(2,275)
Total shareholders’ (deficit)/equity	(779,320)	556,289	85,255

Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	271,682	556,289	85,255

Condensed statements of comprehensive loss

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cost of revenues	—	—	(2,175)	(333)
General and administrative	—	(5,693)	(85,919)	(13,168)
Foreign exchange loss	—	(1,457)	(1,515)	(232)
Other income, net	—	—	35,527	5,445
Share of (loss)/gain in subsidiaries, the VIE and the VIE’ subsidiaries	(42,614)	(4,615)	57,512	8,814

(Loss)/income before income tax	(42,614)	(11,765)	3,430	526

Income tax expenses	—	—	—	—

Net (loss)/income attributable to ordinary shareholders	(42,614)	(11,765)	3,430	526

Comprehensive (loss)/income	(42,614)	(11,765)	3,430	526

Condensed statements of cash flows

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net (loss)/income	(42,614)	(11,765)	3,430	526
Share of (loss)/gain in subsidiaries, VIE and VIE’s Subsidiaries	42,614	4,615	(57,512)	(8,814)
Share-based compensation	—	5,698	82,667	12,669
Other income, net	—	—	(35,527)	(5,445)
Provision for other receivables	—	—	648	99
Unrealized foreign exchange (gain) loss	—	—	146	23
Changes in operating assets and liabilities	—	—	1,915	293
Net cash used in operating activities	—	(1,452)	(4,233)	(649)
Net cash used in investing activities	—	—	(129,854)	(19,901)
Net cash provided by financing activities	—	—	143,972	22,065
Effect of exchange rate changes on cash	—	1,553	(146)	(22)

Net increase in cash	—	101	9,739	1,493
Cash at beginning of the year	—	—	101	15

Cash at end of the year	—	101	9,840	1,508

Basis of presentation
The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIE.
The parent company records its investment in its subsidiaries, the VIE and subsidiaries of the VIE under the equity method of accounting as prescribed in ASC 323,
Investments-Equity Method and Joint Ventures
. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries, VIE and VIE’s subsidiaries” and their respective loss as “Share of loss in subsidiaries, VIE and VIE’s subsidiaries” on the condensed statements of loss. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary, the VIE and subsidiaries of the VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary, the VIE and subsidiaries of the VIE or is otherwise committed to provide further financial support. If the subsidiary, the VIE and subsidiaries of the VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.
The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.